UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6239

Tax-Free Fund for Utah
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 6/30/10

Date of reporting period: 6/30/10

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report
June 30, 2010

TAX-FREE FUND FOR UTAH A tax-free income investment

Serving Utah Investors For More Than 15 Years Tax-Free Fund For Utah “Consistency”

August, 2010

Dear Fellow Shareholder:

When we created Tax-Free Fund For Utah 18 years ago, we started with a few simple goals as our building blocks.

•	To create a tax-free product specifically designed for Utah residents, like you; while recognizing your need to preserve capital.

•	To keep you well informed, while communicating with you in simple, straight-forward language -no jargon - financial or otherwise; and

•	To treat you, our fellow shareholders, as we ourselves would like to be treated – like individuals, not just as account numbers.

Over the years, we have consistently sought ways to serve you better. As such, we have added various conveniences and features to your Fund in an effort to keep pace with your changing needs and expectations. At the same time, we have always kept our basic goals or building blocks in mind –the core of which is you, our shareholders.

We have, therefore, never lost sight of the fact that it is:

–	Your money,

–	Invested in your Fund,

–	Invested right here in projects in your communities.

And, we haven’t forgotten the strategy that we first formulated in an effort to make your Fund’s performance as consistent as possible:

•	stick with high-quality investments,

•	keep an intermediate maturity for the Fund’s portfolio,

•	diversify investments around the state, and

•	utilize the expertise of local talent – Trustees, Officers, and portfolio management.

NOT A PART OF THE ANNUAL REPORT

So, while change is inevitable, we firmly believe that we should never lose sight of our core building blocks. We believe our disciplined approach toward consistency has served you well over the years. And, we believe consistency will continue to serve us well over the future. After all consistency is what you expect from our management of your Fund.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE ANNUAL REPORT

Serving Utah Investors For More Than 15 Years Tax-Free Fund For Utah ANNUAL REPORT Management Discussion

     The past 12 months have witnessed a municipal market which we would characterize as somewhat stodgy and almost boring. Following the turbulent swings of 2008 and 2009, steady and stodgy has been welcomed. Nationally, concerns for the past year have been on deficits and the ability of our cities and towns to meet their obligations as revenue flows from income, sales and property taxes steadily declined.

     While most articles written about the financial health of municipalities have been negative in nature, many municipalities have been able to make unpopular cuts in their budgets, such as reducing city employees’ benefits and keeping wages at current levels, to offset the decrease in revenues. When the economy picks up, many of these municipalities could expect to see their balance sheets improve. Until balance sheets improve, we feel that “conduit financing” and “annual appropriation financing” pose risks that are not well rewarded.

     Tax-Free Fund For Utah’s net asset value (Class A shares) started the fiscal year at $9.35 on June 30, 2009, which was improving from the declines in late 2008. The Fund’s share price reached its high for the latest fiscal year on October 1, 2009 at $10.84. The Fund’s share value, and municipal values in general, have remained in a narrow range for the nine months since. The June 30, 2010 fiscal year ending value of $9.80 meant a respectable return on principal of 9.74%, without sales charges. Dividends paid for the twelve months decreased slightly from $0.451 per share to $0.446. Municipal bond categories as measured by Lipper had the following 12-month returns as of June 30, 2010: General Municipals 10.6%; Single State Municipals 9.7%; Insured Municipals 9.0%; and High Yield Municipals 18.5%.

     We view these results with some pride. First, our annual dividends have been close to unchanged at $0.45 per share for the last two years versus $0.42 three years ago. With the increased inflow of money into the Fund, this has become an increasing challenge in our persistent low interest rate environment. (For example, in 2000, a ten-year municipal bond provided income of approximately 5%, while in 2009 a ten-year municipal bond provided income of roughly 3.60%, and as of June 30, 2010 a ten-year municipal bond paid approximately 3.00%.). Obviously, in seeking to maintain a steady income flow we have had to add some degree of market risk primarily through the purchase of bonds with call risk.

     We continue to have a very positively sloped yield curve in both the Treasury market and the municipal market with long-term rates substantially higher than short-term rates. The slope of the Treasury yield curve historically has been a leading indicator of economic activity. A sharply positive curve, such as now, says investors are anticipating economic growth leading to higher inflation leading to higher interest rates.

MANAGEMENT DISCUSSION (continued)

     The Fund’s ability to purchase bonds in the long end of the curve has been somewhat diminished with the reduced issuance of long-term tax-exempt bonds as a result of Build America Bonds (BABs), taxable bonds introduced by the U.S. Government in 2009 for which municipalities receive a refund of 35% of the interest cost (thereby making taxable bonds more favorable to issue than tax-exempt). The Fund has still, however, been able to take advantage of the steep yield curve by taking on call risk. A steep yield curve makes the ability of an issuer to use lower interest rates to refinance existing debt more difficult. This defensive posture has enabled the Fund to strive to keep returns high without reducing the credit quality of the Fund.

     We believe several factors will keep interest rates on the low end of the spectrum. First, the unprecedented level of short-term rates with money market rates near zero does not give a historically accurate comparison. Second, severity of the economic downturn and the lingering results on unemployment and housing will likely curtail economic growth. Finally, the much anticipated pick-up in inflation has not developed. Indeed, year-over-year core inflation in the U.S. has dropped to 0.9%, the lowest level in forty years.

     As such, we see the coming months mirroring the past 12 months. We expect the economy to continue to grow at a slow pace. Inflation pressures will be subdued. Interest rates from the current low base will edge upward. Utah and its cities are expected to continue to adjust to a slower economy, producing less tax revenue for infrastructure development and municipal services. Thus, our primary job will be to continue to monitor the paying ability of our municipalities.

     As always, our ongoing goal is to strive to produce a maximum level of income exempt from Federal and state taxes while minimizing the price swings of our net asset value.

     Lastly, it is worthy to note that in April, both Fitch and Moody’s (nationally-recognized rating agencies) recalibrated their credit ratings of municipalities which should help investors compare corporate bonds against municipal bonds. With the new rating system, municipals are now rated against the risk of default, rather than against their peers, which has resulted in rating upgrades for many municipalities.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented.

NOT FDIC INSURED – NO BANK GUARANTEE – MAY LOSE VALUE

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund For Utah for the 10-year period ended June 30, 2010 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state specific bond market performance for the limited number of states in which Tax-Free Fund for Utah may invest.

	Average Annual Total Return
	for periods ended June 30, 2010
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations on 7/24/92)
With Maximum Sales Charge	5.34%	2.69%	4.71%	4.98%
Without Sales Charge	9.74	3.54	5.14	5.22
Class C (commenced operations on 5/21/96)
With CDSC	7.83	2.69	4.25	4.04
Without CDSC	8.87	2.69	4.25	4.04
Class Y (commenced operations on 5/21/96)
No Sales Charge	9.94	3.75	5.34	5.16
Barclays Capital Index	6.94	4.69	5.26	5.40	* (Class A)
				5.21	** (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

* From commencement of operations on 7/24/92.
** From commencement of operations on 5/21/96.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Fund For Utah:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Fund For Utah as of June 30, 2010 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund For Utah as of June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 27, 2010

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (13.3%)	(unaudited)	Value
	City, County and State (8.3%)
	Alamo, Texas Community College District
$595,000	4.375%, 02/15/25 NPFG Insured	Aaa/AA+	$607,287
	Anderson, Indiana San District
505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-	517,287
	Cedar City, Utah Special Improvement District
	Assessment
235,000	5.050%, 09/01/10	NR/NR*	234,702
215,000	5.200%, 09/01/11	NR/NR*	213,001
	Cedar Park, Texas
835,000	4.500%, 02/15/22 NPFG Insured	Aa3/AA	856,209
	Clark County, Nevada, Refunding
2,000,000	5.000%, 11/01/28 AGMC Insured	Aaa/AAA	2,058,780
	Clark County, Nevada, Refunding, Series B
1,000,000	5.000%, 07/01/23	Aaa/AA+	1,082,400
	Coral Canyon, Utah Special Service District
140,000	4.850%, 07/15/17	NR/NR*	131,719
580,000	5.700%, 07/15/18	NR/NR*	565,796
	Dawson County, Texas Hospital District
555,000	4.375%, 02/15/24 AMBAC Insured	NR/BBB+	508,713
	Denton County, Texas
700,000	4.500%, 07/15/24 NPFG Insured	Aaa/AAA	720,923
400,000	4.500%, 07/15/25 NPFG Insured	Aaa/AAA	409,752
1,500,000	4.250%, 07/15/27 NPFG Insured	Aaa/AAA	1,511,085
	Harris County, Texas Utility District #268
905,000	4.375%, 09/01/27 Radian Insured	NR/NR*	801,097
	Houston, Texas Public Improvement
1,500,000	5.000%, 03/01/29	Aa2/AA	1,597,425
	King County, Washington Unlimited Tax
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AAA	1,044,110
	Laredo, Texas
300,000	4.250%, 08/15/21 AMBAC Insured	Aa2/AA-	310,431
500,000	4.500%, 02/15/24 NPFG Insured	Aa2/AA-	514,865
	Las Vegas Valley, Nevada Water District Refunding
	& Water Improvement
1,500,000	5.000%, 06/01/27 Series A NPFG-FGIC Insured	Aa1/AA+	1,550,670

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	City, County and State (continued)
	McKinney, Texas
$1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AA+	$1,769,139
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AA+	1,479,885
695,000	4.375%, 08/15/25 NPFG Insured	Aa1/AA+	717,726
	Mesquite, Texas
510,000	4.625%, 02/15/22 AGMC Insured	Aa2/AAA	536,647
	Montgomery County, Texas
2,975,000	5.250%, 03/01/32	Aa2/AA	3,226,447
	Ocean Shores, Washington Refunding
1,030,000	5.500%, 12/01/21 NPFG-FGIC Insured	NR/A	1,068,913
	San Antonio, Texas
125,000	4.750%, 02/01/24 AGMC Insured	Aaa/AAA	130,243
	San Patricio County, Texas
450,000	4.600%, 04/01/25 AMBAC Insured	Aa3/NR	466,965
	Texas State
415,000	4.500%, 08/01/22	Aaa/AA+	446,436
	Waco, Texas
2,560,000	4.500%, 02/01/24 NPFG Insured	Aa2/AA	2,610,330
	Washington County, Utah
1,250,000	5.000%, 10/01/22 NPFG Insured**	A1/NR	1,293,737
	Washoe County, Nevada Refunding Reno/Sparks
	Convention
2,000,000	5.000%, 07/01/23 NPFG-FGIC Insured	Aa1/AA	2,044,060
	Williamson County, Texas
460,000	4.500%, 02/15/26 AGMC Insured	Aa1/AAA	474,702
	Total City, County and State		31,501,482

	Local Public Property (0.5%)
	Washoe County, Nevada Refunding Reno/Sparks
	Convention
2,000,000	5.250%, 07/01/29 NPFG-FGIC Insured	Aa1/AA	2,036,740

	School District (4.5%)
	Borger, Texas Independent School District
400,000	4.500%, 02/15/24	NR/AAA	418,120
500,000	4.500%, 02/15/25	NR/AAA	518,790

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	School District (continued)
	Clint, Texas Independent School District
$265,000	4.250%, 02/15/28	NR/AAA†	$267,759
	Conroe, Texas Independent School District, School
	Building
750,000	5.750%, 02/15/35 Series A	Aa2/AA	824,490
	Freemont County, Wyoming School District #14
355,000	4.500%, 06/15/26	NR/BBB††††	367,908
	Frisco, Texas Independent School District
1,260,000	5.000%, 07/15/26 PSF Guaranty	Aaa/NR†	1,321,198
	Galena Park, Texas Independent School District
295,000	4.625%, 08/15/25 PSF Guaranty	Aaa/NR†	310,611
	Harrisburg, South Dakota Independent School
	District No. 41-2
1,370,000	4.500%, 01/15/24 AGMC Insured	Aa3/NR	1,384,289
	La Feria, Texas Independent School District
210,000	4.400%, 02/15/24 PSF Guaranty	Aaa/NR	216,617
	Lindale, Texas Independent School District
440,000	4.250%, 02/15/21 PSF Guaranty	NR/AAA	458,106
1,000,000	4.250%, 02/15/22 PSF Guaranty	NR/AAA	1,035,510
445,000	4.375%, 02/15/23 PSF Guaranty	NR/AAA	461,808
	Lovejoy, Texas Independent School District
200,000	4.500%, 02/15/24 PSF Guaranty	Aaa/AAA	206,810
	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG FGIC Insured	A3/NR	496,104
	Port Arthur, Texas Independent School District School
	Building
2,000,000	5.250%, 02/15/30 NPFG-FGIC Insured	Aa3/NR	2,045,340
	Prosper, Texas Independent School District
395,000	4.125%, 08/15/21 PSF Guaranty	NR/AAA†	410,761
	Spring, Texas Independent School District
300,000	4.750%, 08/15/23	Aaa/AAA	310,227
	Uintah County, Utah School District
455,000	4.250%, 02/01/24	Aaa/NR	472,495
	Van, Texas Independent School District
750,000	4.875%, 02/15/26	Aaa/AAA	799,402

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	School District (continued)
	Wasatch County, Utah School District
$880,000	5.000%, 06/01/25	Aaa/NR	$949,819
	Washington County, Utah
440,000	5.000%, 10/01/18 Syncora Guarantee, Inc. Insured**	Aa2/NR	470,760
465,000	5.000%, 10/01/19 Syncora Guarantee, Inc. Insured	Aa2/NR	493,909
490,000	5.000%, 10/01/20 Syncora Guarantee, Inc. Insured	Aa2/NR	519,273
510,000	5.000%, 10/01/21 Syncora Guarantee, Inc. Insured	Aa2/NR	540,263
535,000	5.000%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/NR	562,868
565,000	5.000%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/NR	590,815
320,000	5.000%, 10/01/24 Syncora Guarantee, Inc. Insured	Aa2/NR	333,731
	Washoe County, Nevada School District
200,000	4.625%, 06/01/23 NPFG FGIC Insured	Aa2/AA	204,930
	Total School District		16,992,713
	Total General Obligation Bonds		50,530,935

	Revenue Bonds (84.2%)

	Airport (2.9%)
	Broward County, Florida Airport System Revenue
	Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+	1,045,450
	Clark County, Nevada Passenger Facility Charge
255,000	4.750%, 07/01/22 NPFG Insured AMT	Aa3/A+	255,099
	Clark County, Nevada Passenger Facilities Charge
	Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+	1,509,000
	Greater Orlando Aviation Authority, Florida Airport
2,000,000	5.500%, 10/01/23 AMT	Aa3/A+	2,083,600
	Hillsborough County, Florida Aviation Authority
2,185,000	5.250%, 10/01/23 NPFG Insured AMT**	Aa3/A+	2,228,416
	Indianapolis, Indiana Airport Authority Revenue
	Refunding, Series A
1,000,000	5.000%, 01/01/37	A1/A	1,002,990
	Miami-Dade County, Florida Aviation Revenue
	Miami International Airport, Series A-1
1,700,000	5.000%, 10/01/22	A2/A-	1,764,753

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Airport (continued)
	Reno-Tahoe, Nevada Airport Authority Revenue
	Refunding
$1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/NR†††	$994,550
	Total Airport		10,883,858

	Education (25.0%)
	Carmel, Indiana 2002 School Building Corp.
1,235,000	4.300%, 01/15/23 AGMC Insured	Aa3/AAA	1,260,157
	Central Washington State University System Revenue
1,265,000	4.375%, 05/01/26 AGMC Insured	Aa3/NR	1,294,816
	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA	219,975
	Hillsborough County, Florida School Board COP
560,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-	549,164
	Laredo, Texas Independent School District Public
	Facility Corp.
190,000	5.000%, 08/01/24 AMBAC Insured	NR/A†††	192,542
	La Vernia, Texas Higher Education Finance Corp.
3,551,900	6.500%, 03/15/38	NR/NR*	3,169,573
	Nevada System Higher Education COP
1,000,000	5.000%, 07/01/25 AMBAC Insured	NR/AA-††	1,057,900
	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB	817,690
870,000	4.750%, 10/01/21	NR/BBB	863,953
2,300,000	5.000%, 10/01/22	NR/BBB	2,307,176
1,250,000	5.000%, 10/01/25	NR/BBB	1,225,100
2,025,000	5.125%, 10/01/28	NR/BBB	1,920,227
	San Angelo, Texas Independent School District
1,000,000	5.250%, 02/15/34 AGMC Insured	NR/AAA††	1,054,450
	Spanish Fork City, Utah Charter School Revenue
	American Leadership Academy
1,800,000	5.550%, 11/15/21	NR/NR*	1,654,488
945,000	5.550%, 11/15/26	NR/NR*	824,324
	Texas A&M University Revenue
1,750,000	5.000%, 07/01/34	Aaa/AAA	1,922,970
	Texas State College Student Loan Revenue
100,000	5.000%, 08/01/22 AMT	Aaa/AA+	100,294

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Education (continued)
	Texas State University System Financing Revenue
$655,000	4.375%, 03/15/23 AGMC Insured	Aa2/AAA	$674,709
2,000,000	5.250%, 03/15/25	Aa2/AAA	2,197,340
	Tyler, Texas Independent School District
325,000	5.000%, 02/15/26 AGMC Insured	Aa3/AAA	339,099
	University of Nevada (University Revenues)
115,000	4.500%, 07/01/24 ETM NPFG Insured	Aa3/A	122,818
75,000	4.500%, 07/01/24 NPFG Insured	Aa3/AA-	76,757
	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-	3,267,034
	Utah County, Utah Charter School Revenue
	Lakeview Academy
315,000	5.350%, 07/15/17 Series A	NR/NR*	293,813
	Utah County, Utah Charter School Revenue
	Lincoln Academy
900,000	5.450%, 06/15/17 Series A	NR/NR*	844,965
	Utah County, Utah Charter School Revenue
	Renaissance Academy
340,000	5.350%, 07/15/17 Series A	NR/NR*	323,734
	Utah County, Utah School Facility
1,275,000	6.500%, 12/01/25	NR/NR*	1,125,468
	Utah State Board of Regents Auxiliary &
	Campus Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA	1,030,100
	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA	436,285
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA	449,246
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA	475,695
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA	126,235
	Utah State Board of Regents Office Facility Revenue
450,000	5.050%, 02/01/20 NPFG Insured	Baa1/AA	463,469
360,000	5.125%, 02/01/22 NPFG Insured	Baa1/AA	369,792
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-	1,115,161
	Utah State Charter School Finance Authority American
	Preparatory Academy
6,900,000	8.000%, 03/15/39	NR/NR*	6,963,756

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Education (continued)
	Utah State Charter School Finance Authority Channing
	Hall Academy
$1,700,000	5.750%, 07/15/22 Series A	NR/NR*	$1,463,309
	Utah State Charter School Finance Authority
	Da Vinci Academy
6,920,000	8.000%, 03/15/39	NR/NR*	6,983,595
	Utah State Charter School Finance Authority
	Entheos Academy
5,895,000	6.750%, 08/15/38	NR/NR*	5,272,547
	Utah State Charter School Finance Authority Fast
	Forward Academy
3,050,700	6.500%, 11/15/37 144A	NR/NR*	2,562,771
	Utah State Charter School Finance Authority
	George Washington Academy
1,000,000	6.750%, 07/15/28	NR/NR*	917,280
	Utah State Charter School Finance Authority
	Legacy Preparatory Academy
5,685,000	6.750%, 06/15/38	NR/NR*	5,703,988
7,780,000	7.250%, 06/15/39	NR/NR*	7,904,947
	Utah State Charter School Finance Authority Noah
	Webster Academy
3,155,000	6.250%, 06/15/28	NR/NR*	2,684,022
1,475,000	6.500%, 06/15/38	NR/NR*	1,234,914
	Utah State Charter School Finance Authority Rockwell
	Charter School
1,000,000	6.750%, 08/15/28	NR/NR*	916,110
	Utah State Charter School Finance Authority Ronald
	Wilson Reagan Academy
1,185,000	5.750%, 02/15/22 Series A	NR/NR*	1,052,102
	Utah State Charter School Finance Authority
	Summit Academy
1,280,000	5.125%, 06/15/17	NR/BBB-	1,186,906
	Utah State Charter School Finance Authority
	Venture Academy
7,235,000	7.250%, 11/15/38	NR/NR*	7,237,822

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Education (continued)
	Washington State Higher Education Facilities Authority
	Revenue, Refunding, Gonzaga University Project
$950,000	5.000%, 04/01/24 Series B	A3/NR	$983,240
	Washington State University Revenue
750,000	5.000%, 10/01/19 AGMC Insured	Aa2/AAA	754,147
735,000	4.600%, 10/01/29 AGMC Insured	Aa2/AAA	755,676
	Wayne Township, Indiana Marion City School
	Building Corp.
1,120,000	5.000%, 07/15/26 NPFG FGIC Insured	NR/AA+	1,193,651
	Weber State University, Utah Student Facilities System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AAA	1,880,681
	Zionsville, Indiana Community Schools Building Corp.
	First Mortgage, Series Z
2,645,000	5.000%, 07/15/22 AGMC Insured	Aa3/AAA	2,826,341
	Total Education		94,644,324

	Healthcare (1.0%)
	Harris County, Texas Health Facility Development Corp.
145,000	5.000%, 11/15/28 AMBAC Insured	NR/A-	142,091
	Indiana Finance Authority Hospital Revenue,
	Parkview Health System
1,650,000	5.875%, 05/01/29	A1/A+	1,698,922
	Sarasota County, Florida Public Hospital District
	Revenue, Sarasota Memorial Hospital Project
250,000	5.625%, 07/01/39	A1/NR††	259,548
	Tarrant County, Texas Cultural Education Facilities
	Finance Corp. Hospital Refunding, Scott &
	White Healthcare Project
1,000,000	5.250%, 08/15/25	A1/A††	1,041,350
	Washington State Health Care Facilities Authority
	Revenue, Coop of Puget Sound
500,000	5.375%, 12/01/17 AMBAC Insured	NR/BBB+†††	511,655
	Total Healthcare		3,653,566

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Hospital (2.3%)
	Campbell County, Wyoming Hospital District,
	Hospital Revenue, Memorial Hospital Project
$1,040,000	5.000%, 12/01/20	NR/A-	$1,070,618
1,000,000	5.500%, 12/01/34	NR/A-	995,950
	Collier County, Florida Individual Development
	Authority Health Care Facilities Naples
	Community Hospital, Inc. Project
2,230,000	4.650%, 10/01/34	Aa3/A+	2,231,182
	King County, Washington Public Hospital District
	No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28***	Aa3/AA-	1,060,860
	Reno, Nevada Hospital Revenue, Washoe
	Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	Aa3/AAA	732,032
680,000	5.000%, 06/01/23 AGMC Insured	Aa3/AAA	686,596
	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A+††	265,435
	Riverton, Utah Hospital Revenue, IHC Health
	Services, Inc.
500,000	5.000%, 08/15/36	Aa1/AA+	508,760
	Washington State Health Care Facilities Authority
	Revenue, Refunding, Fred Hutchinson Cancer
1,280,000	5.000%, 01/01/18	A2/A	1,329,357
	Total Hospital		8,880,790

	Housing (9.0%)
	Alaska Housing Finance Corp. Housing Revenue
915,000	4.700%, 06/01/27 AMT	Aa2/AA	884,896
820,000	5.250%, 12/01/28 AMT	Aa2/AA	826,568
	Alaska State Local Housing Authority
495,000	5.125%, 06/01/27 Series A2 AMT	Aaa/AAA	497,119
	Florida Housing Finance Corp.
660,000	5.000%, 07/01/21 AMT	Aa1/AA+	672,349
465,000	6.000%, 07/01/28	Aa1/AA+	489,678
	Indiana State Housing Finance Authority Single Family
240,000	4.850%, 07/01/22 AMT	Aaa/NR†	241,296

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Housing (continued)
	Indianapolis, Indiana Multi-Family
$440,000	4.850%, 01/01/21 AMT	Aa2/NR	$446,767
	Miami-Dade County, Florida Housing Finance
	Authority
535,000	5.000%, 11/01/23 AGMC Insured AMT	Aa3/AAA	541,650
	Nevada Housing Multi-Family, LOC: US Bank
980,000	4.750%, 04/01/39 AMT	NR/AA-	963,017
	North Dakota Housing Authority Home Mortgage
	Revenue
1,955,000	5.400%, 07/01/23 AMT	Aa1/NR	2,027,433
980,000	5.650%, 07/01/28 AMT	Aa1/NR	1,010,752
890,000	5.400%, 07/01/28	Aa1/NR	935,808
	Puerto Rico Housing Finance Authority
1,100,000	5.125%, 12/01/27	NR/AA-†††	1,129,788
	Snohomish County, Washington Housing Authority
150,000	4.750%, 09/01/10 AMT	NR/NR*	149,754
185,000	4.875%, 09/01/12 AMT	NR/NR*	180,332
225,000	5.000%, 09/01/13 AMT	NR/NR*	216,486
185,000	5.000%, 09/01/14 AMT	NR/NR*	175,090
145,000	5.100%, 09/01/15 AMT	NR/NR*	135,376
	South Dakota Housing Development Authority
500,000	6.000%, 05/01/28	Aa1/AAA	518,125
	Texas State Housing Revenue
870,000	5.250%, 09/01/32 AMT	Aa1/AAA	885,964
	Utah Housing Corporation Single Family Mortgage
25,000	5.250%, 07/01/23 AMT	Aa2/AA	25,167
1,120,000	5.125%, 07/01/24 AMT	Aa3/AA-	1,127,123
870,000	5.000%, 07/01/25 AMT	Aa3/AA-	874,028
465,000	5.100%, 01/01/26 AMT	Aa3/AA-	466,781
110,000	5.650%, 07/01/27 AMT	Aa2/AA	110,616
1,630,000	5.250%, 01/01/28 AMT	Aa3/AA-	1,650,880
605,000	5.200%, 01/01/28 AMT	Aa3/AA-	608,824
1,905,000	5.800%, 07/01/28 AMT	Aa3/AA-	1,977,847
665,000	5.700%, 07/01/28 AMT	Aa3/AA	686,792
465,000	5.500%, 07/01/28 AMT	Aa3/AA-	475,160
810,000	6.100%, 01/01/29 AMT	Aa3/AA-	823,584

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Housing (continued)
	Utah Housing Corporation Single Family Mortgage
$1,325,000	5.250%, 07/01/28 Series A	Aa3/AA-	$1,358,774
	Utah Housing Corporation Single Family Mortgage
600,000	4.950%, 01/01/32 Series A Class II	Aa2/AA	603,156
	Utah Housing Corporation Single Family Mortgage
2,360,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-	2,381,405
	Utah Housing Corporation Single Family Mortgage
1,000,000	4.500%, 07/01/23 Series C	Aa3/AA-	1,043,570
	Utah State Housing Finance Agency
90,000	5.700%, 07/01/15 AMT	Aa3/AA-	90,905
10,000	5.650%, 07/01/16 Series 1994C	Aaa/NR	10,000
30,000	5.400%, 07/01/16 AMT	Aa2/NR	30,102
485,000	5.500%, 07/01/18 AMT	Aa3/AA-	495,243
10,000	5.300%, 07/01/18 AMT	Aaa/AAA	10,104
50,000	5.000%, 07/01/18 AMT	Aaa/AAA	50,023
30,000	5.400%, 07/01/20 AMT	Aaa/NR	30,311
140,000	5.600%, 07/01/23 AMT	Aa2/AA	141,627
10,000	5.700%, 07/01/26 NPFG Insured	A2/A	10,004
	Wyoming Community Development Authority
	Housing Revenue
500,000	4.375%, 12/01/30 Series 2	Aa1/AA+	500,175
	Wyoming Community Development Authority
	Housing Revenue
2,000,000	5.000%, 12/01/22 Series 10 AMT	Aa1/AA+	2,047,960
3,315,000	5.625%, 12/01/38	Aa1/AA+	3,446,539
	Total Housing		34,004,948

	Industrial Development & Pollution Control (1.1%)
	Emery County, Utah Pollution Control Revenue
	Pacificorp Projects
3,000,000	5.650%, 11/01/23	A2/A	3,007,800
	Sandy City, Utah Industrial Development, H Shirley
	Wright Project, Refunding Bonds, LOC
	Olympus Bank
250,000	6.125%, 08/01/16	NR/AAA	250,853
	Utah County Environmental Improvement Revenue
1,025,000	5.050%, 11/01/17	Baa1/BBB+	1,056,918
	Total Industrial Development & Pollution Control		4,315,571

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Lease (9.5%)
	Celebration Community Development District, Florida
$290,000	5.000%, 05/01/22 NPFG Insured	Baa1/A	$270,796
	Clark County, Nevada Improvement District Revenue
690,000	5.125%, 12/01/19	NR/NR*	599,327
	Clark County, Nevada Improvement District Special
	Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR*	379,495
	Davis County, Utah Lease Revenue DMV Project
78,000	5.400%, 11/01/17	NR/NR*	78,020
83,000	5.450%, 11/01/18	NR/NR*	83,012
87,000	5.500%, 11/01/19	NR/NR*	87,003
92,000	5.550%, 11/01/20	NR/NR*	91,996
97,000	5.600%, 11/01/21	NR/NR*	96,750
103,000	5.650%, 11/01/22	NR/NR*	102,270
108,000	5.700%, 11/01/23	NR/NR*	106,800
115,000	5.700%, 11/01/24	NR/NR*	112,786
121,000	5.750%, 11/01/25	NR/NR*	118,340
128,000	5.750%, 11/01/26	NR/NR*	124,298
	Marion County, Indiana Convention & Recreational
	Facilities Authority
405,000	5.000%, 06/01/27 NPFG Insured	Baa1/A	401,335
	Middle Village, Florida Community Development
	District Special Assessment Revenue
1,090,000	6.750%, 05/01/25	NR/NR*	1,101,238
	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A-	504,840
	Port Saint Lucie, Florida Special Assessment Revenue
	Southwest Annexation District 1-B
500,000	5.000%, 07/01/27 NPFG Insured	Baa1/A	492,130
	Red River, Texas Higher Education TCU Project
1,000,000	4.375%, 03/15/25	Aa3/NR††	1,013,270
	Salt Lake Valley, Utah Fire Service District
	Lease Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR††	2,791,163
1,000,000	5.250%, 04/01/30	Aa2/NR††	1,049,140

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Lease (continued)
	South Dakota State Building Authority Revenue
$500,000	4.500%, 06/01/24 NPFG FGIC Insured	NR/AA-	$516,455
	Tolomato Community, Florida Development District
	Special Assessment Revenue
1,000,000	6.450%, 05/01/23	NR/NR*	876,980
	Tooele County, Utah Municipal Building Authority
	School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+	1,006,440
	Twin Creeks, Utah Special Service District BAN
12,000,000	7.250%, 07/15/10	NR/NR*	11,995,800
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
2,000,000	5.300%, 06/01/28	NR/A+	2,078,360
	Utah State Building Ownership Authority
465,000	5.000%, 05/15/21	Aa1/AA+	498,833
1,755,000	5.250%, 05/15/23	Aa1/AA+	1,855,123
510,000	5.000%, 05/15/23	Aa1/AA+	541,850
1,845,000	5.250%, 05/15/24	Aa1/AA+	1,942,785
1,080,000	5.000%, 05/15/25	Aa1/AA+	1,125,662
1,575,000	5.000%, 05/15/26	Aa1/AA+	1,685,360
	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19	NR/A††	451,074
	West Valley City, Utah Municipal Building Authority
	Lease Revenue Refunding
1,890,000	4.375%, 08/01/26 Series A NPFG FGIC Insured	NR/A+†††	1,915,591
	Total Lease		36,094,322

	Local Public Property (1.5%)
	Herriman, Utah Special Assessment Towne Center
	Assessment Area
1,045,000	4.875%, 11/01/23	NR/A	1,042,398
1,150,000	5.000%, 11/01/25	NR/A	1,136,591
1,675,000	5.000%, 11/01/29	NR/A	1,620,479
	Orange County, Florida Sales Tax Revenue
1,000,000	5.000%, 01/01/27 Series B NPFG-FGIC Insured	Aa3/AA	1,024,390

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Local Public Property (continued)
	Sevier County, Utah Municipal Building Authority
	Lease Revenue Refunding
$915,000	5.000%, 11/15/19 NPFG-FGIC Insured	NR/NR*	$927,352
	Total Local Public Property		5,751,210

	Tax Revenue (9.9%)
	Aqua Isles, Florida Community Development
	District Revenue
935,000	7.000%, 05/01/38	NR/NR*	734,901
	Bay County, Florida Sales Tax Revenue
170,000	4.750%, 09/01/23 AGMC Insured	Aa3/NR	170,012
	Bountiful City, Utah Sales Tax Refunding Bond
556,000	3.500%, 06/01/13	NR/AA	586,491
832,000	4.000%, 06/01/17	NR/AA	887,253
	Brigham, Utah Special Assessment Voluntary
	Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR	1,185,828
1,195,000	5.500%, 08/01/29	A1/NR	1,223,214
	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR*	212,328
	Coral Canyon, Utah Special Service District
90,000	5.000%, 07/15/13	NR/NR*	90,005
250,000	5.500%, 07/15/18	NR/NR*	240,740
	Florida State Department of Environmental
	Protection Revenue
1,800,000	5.250%, 07/01/20 NPFG Insured	Aa3/AA-	1,904,886
	Henderson, Nevada Local Improvement District
95,000	4.500%, 09/01/12	NR/NR*	92,808
295,000	5.000%, 09/01/14	NR/NR*	281,669
295,000	5.000%, 09/01/15	NR/NR*	274,639
235,000	5.000%, 03/01/16	NR/NR*	208,109
	Holladay, Utah Redevelopment Agency
2,715,000	4.900%, 12/30/20	NR/NR*	2,329,198
	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR*	178,532
196,000	5.100%, 11/15/15	NR/NR*	183,650
206,000	5.200%, 11/15/16	NR/NR*	190,597

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Tax Revenue (continued)
	Jordanelle, Utah Special Service District (continued)
$216,000	5.300%, 11/15/17	NR/NR*	$197,346
228,000	5.400%, 11/15/18	NR/NR*	207,339
240,000	5.500%, 11/15/19	NR/NR*	215,714
253,000	5.600%, 11/15/20	NR/NR*	224,960
268,000	5.700%, 11/15/21	NR/NR*	234,873
283,000	5.800%, 11/15/22	NR/NR*	246,915
299,000	6.000%, 11/15/23	NR/NR*	262,677
	Jordanelle, Utah Special Service Improvement District
120,000	8.000%, 10/01/11	NR/NR*	119,464
	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27	NR/NR*	493,624
	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	Aa3/AAA	834,035
	Mesquite, Nevada New Special Improvement District
230,000	5.300%, 08/01/11	NR/NR*	226,348
175,000	4.600%, 08/01/11	NR/NR*	170,700
180,000	4.750%, 08/01/12	NR/NR*	171,585
220,000	4.900%, 08/01/13	NR/NR*	205,300
135,000	5.250%, 08/01/17	NR/NR*	118,558
295,000	5.350%, 08/01/19	NR/NR*	246,077
125,000	5.400%, 08/01/20	NR/NR*	102,731
475,000	5.500%, 08/01/25	NR/NR*	366,520
	Mountain Regional Water, Utah Special
	Service District
2,000,000	5.000%, 12/15/20 NPFG Insured	Baa1/A+††	2,061,720
	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured	NR/A+††	208,558
	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	Aa3/AAA	484,761
	Pembroke Harbor, Florida Community Development
	District Revenue
1,780,000	7.000%, 05/01/38	NR/NR*	1,342,565
	Puerto Rico Sales Tax Financing Corp., Series A
2,000,000	5.250%, 08/01/30	A1/A+	2,042,160

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Tax Revenue (continued)
	Salt Lake City, Utah Sales Tax
$955,000	5.000%, 02/01/21	NR/AAA	$1,039,804
1,005,000	5.000%, 02/01/22	NR/AAA	1,088,867
1,060,000	5.000%, 02/01/23	NR/AAA	1,142,828
1,115,000	5.000%, 02/01/24	NR/AAA	1,196,718
	Sandy City, Utah Sales Tax
605,000	5.000%, 09/15/20 AMBAC Insured (pre-refunded)	NR/AA+	663,988
	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa1/A	555,182
	Springville, Utah Special Assessment Revenue
400,000	5.500%, 01/15/17	NR/NR*	359,472
457,000	5.650%, 01/15/18	NR/NR*	399,697
483,000	5.800%, 01/15/19	NR/NR*	418,486
510,000	5.900%, 01/15/20	NR/NR*	438,309
540,000	6.000%, 01/15/21	NR/NR*	461,025
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
500,000	5.000%, 06/01/24	NR/A+	521,180
	Utah Transit Authority Sales Tax Revenue, Series A
1,000,000	5.000%, 06/15/36 AGMC Insured	Aa2/AAA	1,052,140
	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGMC Insured	NR/AAA	528,040
300,000	4.875%, 09/01/34 AGMC Insured	NR/AAA	307,440
	Wasatch County, Utah Building Authority
130,000	5.000%, 10/01/15	A1/NR	137,584
135,000	5.000%, 10/01/16	A1/NR	142,067
	Wasatch County, Utah Sales Tax
205,000	5.000%, 12/01/16 AMBAC Insured	NR/A+	215,746
210,000	5.000%, 12/01/17 AMBAC Insured	NR/A+	220,059
225,000	5.000%, 12/01/18 AMBAC Insured	NR/A+	234,659
	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured	NR/A	730,306
	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured	A1/NR	398,914

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Tax Revenue (continued)
	West Valley City, Utah Redevelopment Agency
$1,625,000	5.000%, 03/01/21	NR/A-	$1,699,604
320,000	5.000%, 03/01/22	NR/A-	333,309
350,000	5.000%, 03/01/23	NR/A-	363,052
1,000,000	5.000%, 03/01/24	NR/A-	1,033,010
	Total Tax Revenue		37,440,876

	Transportation (2.5%)
	Alaska State International Airport Revenue
175,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR††	175,389
	Florida State Turnpike Authority Turnpike Revenue
500,000	4.500%, 07/01/22 NPFG Insured	Aa3/AA-	517,695
	Indiana Finance Authority Highway Revenue
1,950,000	4.500%, 12/01/25 NPFG FGIC Insured	Aa1/AA+	1,991,262
	Miami-Dade County, Florida Aviation Revenue
600,000	5.000%, 10/01/24 NPFG FGIC Insured AMT	A2/A	595,128
	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-	2,202,900
	Port of Seattle, Washington Revenue
1,095,000	5.100%, 04/01/24 AMT NPFG FGIC Insured	Aa2/AA-	1,097,179
	Utah Transit Authority Sales Tax & Transportation
	Revenue
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa2/AAA	1,499,619
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA	224,546
	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A1/AA-	1,063,110
	Total Transportation		9,366,828

	Utility (14.7%)
	Alaska Industrial Development & Export Authority
400,000	4.625%, 12/01/16 AMBAC Insured AMT	NR/NR*	396,380
	Central Weber, Utah Sewer Improvement District
	Revenue Refunding, Series A
1,000,000	5.000%, 03/01/28 AGMC Insured	NR/AAA††	1,066,990
2,000,000	4.375%, 03/01/30 AGMC Insured	NR/AAA††	2,005,380
4,000,000	5.000%, 03/01/33 AGMC Insured	NR/AAA††	4,167,680

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Utility (continued)
	Clark County, Washington Public Utility District
	No. 001 Generating Refunding
$1,000,000	5.000%, 01/01/24	A2/A	$1,057,250
	Cowlitz County, Washington Public Utility District
	Electric Revenue
1,000,000	4.500%, 09/01/26 NPFG Insured	A1/A	1,002,610
	Eagle Mountain, Utah Gas & Electric
1,385,000	4.250%, 06/01/20 Radian Insured	NR/NR*	1,313,936
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR*	1,447,387
1,515,000	5.000%, 06/01/22 Radian Insured	NR/NR*	1,518,197
	El Paso, Texas Solid Waste Disposal System Revenue
1,540,000	5.125%, 08/15/28 AGMC Insured	Aa3/AAA	1,589,188
	Garland, Texas Water & Sewer
440,000	4.500%, 03/01/21 AMBAC Insured	NR/AA††	454,947
	Houston, Texas Utility System Revenue, Refunding
1,500,000	5.250%, 05/15/26 Series A NPFG Insured	Aa2/AA	1,589,460
4,665,000	5.125%, 05/15/28 Series A NPFG Insured	Aa2/AA	4,843,903
	Intermountain Power Agency, Utah Power Supply
	Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+††	1,038,890
1,000,000	5.000%, 07/01/21 Series A AGMC Insured	Aa3/AAA	1,065,260
1,500,000	5.250%, 07/01/22 Series A	A1/A+††	1,598,805
250,000	5.250%, 07/01/23	A1/A+††	265,583
	JEA, Florida Electric System Revenue
500,000	5.000%, 10/01/26	Aa3/A+	509,225
	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AAA	687,218
	Lower Colorado River Authority, Texas Revenue,
	Refunding
1,535,000	5.250%, 05/15/29	A1/A	1,623,999
	Manti City, Utah Electric System Revenue
603,000	5.750%, 02/01/17	NR/NR*	583,149
	Miami-Dade County, Florida Water and Sewer
	Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa2/AAA	1,567,140

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Utility (continued)
	Murray City, Utah Utility Electric Revenue
$1,340,000	5.000%, 06/01/25 AMBAC Insured	A2/NR	$1,416,702
	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA††	1,082,320
	Port St. Lucie, Florida Utility System Revenue
2,500,000	5.250%, 09/01/23 NPFG Insured	Aa3/NR	2,699,950
1,200,000	5.250%, 09/01/26 NPFG Insured	Aa3/NR	1,237,800
	Puerto Rico Electric Power Authority Revenue Series XX
1,000,000	4.750%, 07/01/26	A3/BBB+	995,560
	Rockport, Indiana Pollution Control Revenue Indiana
	Michigan Power Company Project
1,500,000	4.625%, 06/01/25 Series A FGIC Insured	Baa2/BBB	1,513,620
	Salt Lake & Sandy, Utah Metropolitan Water District,
	Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+††	690,586
	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 CIFG Insured	Baa3/NR	894,882
	South Valley, Utah Water Reclamation Facility
	Sewer Revenue
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A	439,675
	Southern Utah Valley Power System
210,000	5.250%, 09/15/13 NPFG Insured	Baa1/A	226,628
225,000	5.250%, 09/15/14 NPFG Insured	Baa1/A	241,250
235,000	5.250%, 09/15/15 NPFG Insured	Baa1/A	249,260
185,000	5.125%, 09/15/21 NPFG Insured	Baa1/A	192,034
	St. George, Utah Electric Revenue
3,250,000	5.000%, 06/01/38 AGMC Insured	Aa3/NR	3,337,360
	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA	1,035,940
	Tallahassee, Florida Energy System Revenue
1,060,000	5.000%, 10/01/23 NPFG Insured	Aa3/AA	1,118,279
	Utah Assessed Municipal Power System
1,000,000	5.000%, 04/01/21 AGMC Insured	Aa3/AAA	1,054,540
	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A	1,460,550

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Utility (continued)
	Utah Water Finance Agency Revenue Loan
	Financing Program
$1,200,000	5.000%, 10/01/20 Series A AMBAC Insured	A1/NR	$1,276,248
	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured	Baa1/NR	1,052,995
	White City, Utah Water Improvement
	District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	Aa3/NR	534,580
	Wyoming Municipal Power Agency Power Supply
	System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-	777,190
	Wyoming Municipal Power Agency Systems Revenue
1,000,000	4.500%, 01/01/29	A2/A-	961,130
	Total Utility		55,881,656

	Water and Sewer (4.8%)
	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa1/A+††	706,746
	Jacksonville, Florida Water and Sewer System
	Revenue
110,000	4.625%, 10/01/22	Aa2/AA-	110,261
	Kearns, Utah Improvement District, Water & Sewer
	Revenue, Refunding
475,000	4.250%, 05/01/27 AGMC Insured	Aa3/NR	464,360
	Mesquite, Texas Waterworks & Sewer
225,000	4.500%, 03/01/24 AGMC Insured	Aa2/AAA	230,623
	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured	Aa3/NR	460,280
	Ogden City, Utah Sewer & Water Revenue
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR	751,710
	Pleasant Grove, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa1/A+	465,773
760,000	4.625%, 12/01/23 AGMC Insured	NR/AAA	810,350
1,000,000	5.250%, 12/01/29 AGMC Insured	Aaa/AAA	1,075,860
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	Baa1/A+	1,403,085
	Rapid City, South Dakota Water Revenue
500,000	5.000%, 11/01/29	Aa3/NR	528,580
1,500,000	5.250%, 11/01/39	Aa3/NR	1,574,280

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Water and Sewer (continued)
	Santa Clara, Utah Storm Drain Revenue
$877,000	5.100%, 09/15/26	NR/NR*	$734,189
	Smithfield, Utah Water Revenue
90,000	4.750%, 06/01/17	NR/NR*	84,389
94,000	4.800%, 06/01/18	NR/NR*	86,644
99,000	4.850%, 06/01/19	NR/NR*	90,208
103,000	4.900%, 06/01/20	NR/NR*	93,053
108,000	5.000%, 06/01/21	NR/NR*	98,232
114,000	5.050%, 06/01/22	NR/NR*	103,250
120,000	5.100%, 06/01/23	NR/NR*	108,287
126,000	5.150%, 06/01/24	NR/NR*	113,676
132,000	5.200%, 06/01/25	NR/NR*	118,797
139,000	5.250%, 06/01/26	NR/NR*	124,979
	Upper Trinity Regional Water District, Texas
205,000	4.500%, 08/01/20 AMBAC Insured	A1/A-	210,281
	Utah Water Finance Agency Revenue
200,000	5.250%, 07/01/16 AMBAC Insured	NR/NR*	206,930
310,000	5.000%, 10/01/17 AMBAC Insured	NR/NR*	318,420
510,000	5.000%, 07/01/18 AMBAC Insured	A2/NR	534,755
105,000	5.000%, 10/01/20 AMBAC Insured (pre-refunded)	NR/NR*	106,589
830,000	4.500%, 10/01/22 AMBAC Insured	A1/NR	852,028
740,000	5.125%, 07/01/23 AMBAC Insured	NR/NR*	746,593
870,000	4.500%, 10/01/23 AMBAC Insured	A1/NR	888,548
2,570,000	5.000%, 10/01/25 AMBAC Insured	A2/NR	2,639,518
1,400,000	4.500%, 10/01/28 AMBAC Insured	A1/NR	1,391,306
	Total Water and Sewer		18,232,580
	Total Revenue Bonds		319,150,529
	Total Investments (cost $368,372,134 - note 4)	97.5%	369,681,464
	Other assets less liabilities	2.5	9,399,561
	Net Assets	100.0%	$379,081,025

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

*
Any security not rated (NR) by any of the approved credit rating services has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a credit rating service.

**	Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

***	Security purchased on a delayed delivery or when-issued basis.

Fitch Ratings
† AAA
†† AA
††† A
†††† BBB

Percent of
Portfolio Distribution by Quality Rating	Portfolio1
Aaa of Moody’s or AAA of S&P and Fitch	16.3%
Aa of Moody’s or AA of S&P and Fitch	36.4
A of Moody’s or S&P and Fitch	16.7
Baa of Moody’s or BBB of S&P and Fitch	3.7
Not rated*	26.9
100.0%

1	Calculated using the highest rating of the three rating services.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAN - Bond Anticipation Note
CIFG -CDC IXIS Financial Guaranty
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF - Permanent School Fund

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010

ASSETS
Investments at value (cost $368,372,134)	$369,681,464
Cash	6,009,548
Interest receivable	5,417,724
Receivable for Fund shares sold	1,259,087
Receivable from Manager	447,399
Other assets	2,506
Total assets	382,817,728
LIABILITIES
Payable for investment securities purchased	2,107,920
Payable for Fund shares redeemed	602,602
Deferred income	456,285
Dividends payable	328,167
Management fees payable	141,659
Distribution and service fees payable	3,687
Accrued expenses	96,383
Total liabilities	3,736,703
NET ASSETS	$379,081,025
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01per share	$386,762
Additional paid-in capital	379,744,938
Net unrealized appreciation on investments (note 4)	1,309,330
Accumulated net realized loss on investments	(2,473,107)
Undistributed net investment income	113,102
	$379,081,025
CLASS A
Net Assets	$231,513,620
Capital shares outstanding	23,630,337
Net asset value and redemption price per share	$9.80
Maximum offering price per share (100/96 of $9.80 adjusted to nearest cent)	$10.21
CLASS C
Net Assets	$88,822,034
Capital shares outstanding	9,068,706
Net asset value and offering price per share	$9.79
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$9.79	*
CLASS Y
Net Assets	$58,745,371
Capital shares outstanding	5,977,142
Net asset value, offering and redemption price per share	$9.83

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2010

Investment Income:

Interest income		$16,869,389
Other income		40,256
		16,909,645

Expenses:

Management fee (note 3)	$1,615,938
Distribution and service fees (note 3)	1,110,489
Transfer and shareholder servicing agent fees	131,799
Trustees’ fees and expenses (note 8)	110,240
Legal fees (note 3)	101,993
Shareholders’ reports and proxy statements	49,846
Registration fees and dues	26,671
Fund accounting fees	26,115
Custodian fees (note 6)	25,417
Auditing and tax fees	18,500
Insurance	14,248
Chief compliance officer (note 3)	4,504
Miscellaneous	31,729
Total expenses	3,267,489

Management fee waived (note 3)	(217,655)
Expenses paid indirectly (note 6)	(1,077)
Net expenses		3,048,757
Net investment income		13,860,888

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from securities transactions	(399,630)
Change in unrealized depreciation on investments	14,709,500

Net realized and unrealized gain (loss) on investments		14,309,870
Net increase in net assets resulting from operations		$28,170,758

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2010	June 30, 2009
OPERATIONS:
Net investment income	$13,860,888	$11,205,368
Net realized gain (loss) from securities transactions	(399,630)	(1,800,263)
Change in unrealized depreciation on investments	14,709,500	(7,737,307)
Change in net assets from operations	28,170,758	1,667,798

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(9,086,598)	(7,531,262)

Class C Shares:
Net investment income	(2,687,486)	(1,461,117)

Class Y Shares:
Net investment income	(2,569,764)	(2,370,878)
Change in net assets from distributions	(14,343,848)	(11,363,257)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	150,086,891	86,962,093
Reinvested dividends and distributions	8,227,994	6,415,663
Cost of shares redeemed	(52,838,125)	(62,672,341)
Change in net assets from capital share transactions	105,476,760	30,705,415

Change in net assets	119,303,670	21,009,956

NET ASSETS:
Beginning of period	259,777,355	238,767,399

End of period*	$379,081,025	$259,777,355

* Includes undistributed net investment income, respectively, of:	$113,102	$94,183

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010

1. Organization

     Tax-Free Fund For Utah (the “Fund”), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge (of varying size depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs —
Municipal Bonds*	369,681,464
Level 3 – Significant Unobservable Inputs	—
Total	$369,681,464
*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount. In connection with certain bonds, fee income is recognized by the Fund on a daily basis over the life of the bonds.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in the Fund’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund’s average net assets.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

     For the year ended June 30, 2010, the Fund incurred management fees of $1,615,938 of which $217,655 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2009 through October 31, 2010 so that total Fund expenses would not exceed 0.82% for Class A Shares, 1.62% for Class C Shares, 0.96% for Class I Shares or 0.62% for Class Y Shares. A similar contractual undertaking is expected to be in place through the period ended October 31, 2011.

     The Manager has agreed to pay the Fund $520,626 in installments (with interest) over a maximum period of 58 months related to fees paid by the issuers of certain bonds held by the Fund. As of June 30, 2010, $447,399 remained outstanding over a maximum remaining period of 49 months.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the year ended June 30, 2010, distribution fees on Class A Shares amounted to $396,291, of which the Distributor retained $11,718.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the year ended June 30, 2010, amounted to $535,648. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the year ended June 30, 2010 amounted to $178,550. The total of these payments with respect to Class C Shares amounted to $714,198, of which the Distributor retained $90,992.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are currently sold primarily through the facilities of intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such intermediaries. For the year ended June 30, 2010, total commissions on sales of Class A Shares amounted to $974,084, of which the Distributor received $86,822.

c) Other Related Party Transactions:

     For the year ended June 30, 2010, the Fund incurred $100,770 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund’s ongoing operations. The Secretary of the Fund is Of Counsel to that firm.

4. Purchases and Sales of Securities

     During the year ended June 30, 2010, purchases of securities and proceeds from the sales of securities aggregated $130,251,112 and $27,345,900, respectively.

     At June 30, 2010, the aggregate tax cost for all securities was $368,259,032. At June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $7,341,281 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $5,918,849, for a net unrealized appreciation of $1,422,432.

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At June 30, 2010, the Fund had 57% of its net assets invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to an administrative determination of the Utah State Tax Commission issued under statutory authority, the interest on which is currently exempt from Utah individual income taxes. Since the Fund may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Year Ended		Year Ended
	June 30, 2010		June 30, 2009
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	7,149,305	$69,395,703	4,236,182	$38,937,661
Reinvested distributions	548,556	5,317,855	481,016	4,432,815
Cost of shares redeemed	(1,848,427)	(17,947,629)	(3,194,513)	(28,482,023)
Net change	5,849,434	56,765,929	1,522,685	14,888,453
Class C Shares:
Proceeds from shares sold	4,867,236	47,110,413	2,776,510	25,642,043
Reinvested distributions	172,660	1,674,970	100,741	927,564
Cost of shares redeemed	(1,290,599)	(12,533,140)	(839,404)	(7,773,249)
Net change	3,749,297	36,252,243	2,037,847	18,796,358
Class Y Shares:
Proceeds from shares sold	3,464,650	33,580,775	2,448,286	22,382,389
Reinvested distributions	126,866	1,235,169	114,773	1,055,284
Cost of shares redeemed	(2,295,938)	(22,357,356)	(2,876,167)	(26,417,069)
Net change	1,295,578	12,458,588	(313,108)	(2,979,396)
Total transactions in Fund
shares	10,894,309	$105,476,760	3,247,424	$30,705,415

8. Trustees’ Fees and Expenses

     At June 30, 2010 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended June 30, 2010 was $86,473. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended June 30, 2010, such meeting-related expenses amounted to $23,767.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. In this regard, the Fund increased undistributed net investment income in the amount of $501,879, increased accumulated net realized loss on investments by $3,930 and decreased additional paid-in capital in the amount of $497,949 at June 30, 2010. These adjustments had no impact on the Fund’s aggregate net assets at June 30, 2010. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     At June 30, 2010, the Fund had a capital loss carryover of $2,473,108 of which $15,469 expires on June 30, 2011, $253,815 expires on June 30, 2012, $633,324 expires on June 30, 2017 and $1,570,500 expires on June 30, 2018. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

     The tax character of distributions:

	Year Ended June 30,
	2010	2009
Net tax-exempt income	$13,804,462	$11,141,377
Ordinary income	539,386	221,880
	$14,343,848	$11,363,257

     As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$328,167
Accumulated net realized loss	(2,473,108)
Unrealized appreciation	1,422,432
Other temporary differences	(328,167)
$(1,050,676)

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     The three major rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only the ratings of Assured Guaranty Municipal Corp. (formerly FSA) and National Public Finance (formerly MBIA) are now deemed to be investment grade. Some insurance companies, such as AMBAC, have had their ratings withdrawn by the rating agencies. Thus while certain bonds still have insurance, they are no longer rated based upon the ratings of their issuers.

TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.35	$9.73	$9.91	$9.87	$10.26
Income (loss) from investment operations:
Net investment income	0.43 ††	0.44 ††	0.41 ††	0.40 †	0.40 †
Net gain (loss) on securities (both realized
and unrealized)	0.47	(0.37)	(0.17)	0.05	(0.37)
Total from investment operations	0.90	0.07	0.24	0.45	0.03
Less distributions (note 10):
Dividends from net investment income	(0.45)	(0.45)	(0.42)	(0.41)	(0.42)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.45)	(0.45)	(0.42)	(0.41)	(0.42)
Net asset value, end of period	$9.80	$9.35	$9.73	$9.91	$9.87
Total return (not reflecting sales charge)	9.74%	0.91%	2.45%	4.60%	0.28%
Ratios/supplemental data
Net assets, end of period (in millions)	$232	$166	$158	$149	$142
Ratio of expenses to average net assets	0.80%	0.75%	0.63%	0.68%	0.64%
Ratio of net investment income to average
net assets	4.43%	4.80%	4.09%	3.89%	3.90%
Portfolio turnover rate	8.70%	24.64%	18.83%	17.36%	9.61%
The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):
Ratio of expenses to average net assets	0.87%	0.87%	0.90%	0.96%	0.93%
Ratio of net investment income to average
net assets	4.37%	4.68%	3.82%	3.61%	3.61%
The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were (note 3):
Ratio of expenses to average net assets	0.80%	0.74%	0.61%	0.66%	0.61%

†   Per share amounts have been calculated using the monthly average shares method.
†† Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C					Class Y
	Year Ended June 30,					Year Ended June 30,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.34	$9.72	$9.91	$9.87	$10.26	$9.38	$9.76	$9.94	$9.90	$10.29
Income (loss) from investment operations:
Net investment income	0.35 ††	0.37 ††	0.33 ††	0.32 †	0.32 †	0.45 ††	0.46 ††	0.43 ††	0.41 †	0.42
Net gain (loss) on securities (both
realized and unrealized)	0.47	(0.37)	(0.18)	0.05	(0.37)	0.47	(0.37)	(0.17)	0.07	(0.37)
Total from investment operations	0.82	–	0.15	0.37	(0.05)	0.92	0.09	0.26	0.48	0.05
Less distributions (note 10):
Dividends from net investment income	(0.37)	(0.38)	(0.34)	(0.33)	(0.34)	(0.47)	(0.47)	(0.44)	(0.44)	(0.44)
Distributions from capital gains	–	–	–	–	–	–	–	–	–	–
Total distributions	(0.37)	(0.38)	(0.34)	(0.33)	(0.34)	(0.47)	(0.47)	(0.44)	(0.44)	(0.44)
Net asset value, end of period	$9.79	$9.34	$9.72	$9.91	$9.87	$9.83	$9.38	$9.76	$9.94	$9.90
Total return	8.87%#	0.10%#	1.53%#	3.77%#	(0.52)%#	9.94%	1.13%	2.67%	4.80%	0.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$89	$50	$32	$31	$34	$59	$44	$49	$47	$40
Ratio of expenses to average net assets	1.60%	1.55%	1.43%	1.48%	1.44%	0.60%	0.55%	0.43%	0.48%	0.44%
Ratio of net investment income to
average net assets	3.60%	3.99%	3.29%	3.10%	3.10%	4.64%	5.00%	4.29%	4.09%	4.10%
Portfolio turnover rate	8.70%	24.64%	18.83%	17.36%	9.61%	8.70%	24.64%	18.83%	17.36%	9.61%
The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):
Ratio of expenses to average net assets	1.66%	1.67%	1.70%	1.76%	1.72%	0.67%	0.67%	0.70%	0.76%	0.72%
Ratio of net investment income to
average net assets	3.54%	3.88%	3.02%	2.81%	2.81%	4.57%	4.88%	4.02%	3.81%	3.82%
The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were (note 3):
Ratio of expenses to average net assets	1.60%	1.54%	1.42%	1.46%	1.41%	0.60%	0.54%	0.42%	0.46%	0.41%

†    Per share amounts have been calculated using the monthly average shares method.
††  Per share amounts have been calculated using the daily average shares method.
#   Not reflecting CDSC.

See accompanying notes to financial statements.

Additional Information (unaudited)

Trustees and Officers(1)

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Interested Trustee(5)

Diana P. Herrmann New York, NY (02/25/58)	Trustee since 1997 and President since 1998 More than 20 years of experience in mutual fund management
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder of the Aquila Group of Funds(6) and parent of Aquila Investment Management LLC, Manager, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Manager; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the trade organization for the U.S. mutual fund industry dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
			12	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and since 2010)

	Positions
	Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Non-interested Trustees

Gary C. Cornia Orem, UT (06/24/48)	Chair of the Board of Trustees since 2005 and Trustee since 1993 Experienced educator in business and finance	Dean, Marriott School of Management, Brigham Young University, since 2008; Director, Romney Institute of Public Management, Marriott School of Management, 2004-2008; Professor, Marriott School of Management, 1980-present; Past President, National Tax Association; Fellow, Lincoln Institute of Land Policy, 2002-present; Associate Dean, Marriott School of Management, Brigham Young University, 1991-2000; member, Utah Governor's Tax Review Committee, 1993-2009.	5	Lincoln Institute of Land Policy, Cambridge, MA

Tucker Hart Adams Colorado Springs, CO (01/11/38)	Trustee since 2006 Experienced economist with extensive knowledge of the Rocky Mountain region	Senior Partner, Summit Economics, since 2010; President, The Adams Group, an economic consulting firm, 1989-2010; formerly Chief Economist, United Banks of Colorado; currently or formerly active with numerous professional and community organizations.	4
Trustee, Colorado Health Facilities Authority; advisory board, Griffis/Blessings, Inc. (commercial property development and management); advisory board, Kachi Partners (middle market buyouts); formerly Director, Touch America and Mortgage Analysis Computer Corp.

Ernest Calderón Phoenix, AZ (10/24/57)	Trustee since 2009 Lawyer, active in public affairs in the region	Founder, Calderón Law Offices, since 2004; Equity Partner, Jennings, Strouss & Salmon, PLC, 1992-2004; member, Arizona Board of Regents since 2003 and member of Governor Janice Brewer’s Transition Team since 2009; Past President, Grand Canyon Council of Boy Scouts of America; Past President, State Bar of Arizona, 2003-2004; member, American Law Institute.	3	None

	Positions
	Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Thomas A. Christopher Danville, KY (12/19/47)	Trustee since 2006 Experienced trustee of mutual funds, knowledgeable about financial and local matters	Vice President of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; President, A Good Place for Fun, Inc., a sports facility, since 1987; Director, Sunrise Children’s Services Inc. (2010); currently or formerly active with various professional and community organizations.	5	None

Grady Gammage, Jr. Phoenix, AZ (10/01/51)	Trustee since 2009 Lawyer, educator, active in land use, water issues and other public affairs in the region	Founding partner, Gammage & Burnham, PLC, a law firm, Phoenix, Arizona, since 1983; director, Central Arizona Water Conservation District, 1992-2004; director, Arizona State University Foundation since 1998; Senior Fellow, Morrison Institute for Public Policy; active with Urban Land Institute.	4	None

Lyle W. Hillyard Logan, UT (09/25/40)	Trustee since 2003 Lawyer, experienced legislator in region	President of the law firm of Hillyard, Anderson & Olsen, Logan, Utah, since 1967; member of Utah Senate, 1985 to present, in the following positions: President, 2000, Senate Majority Leader, 1999-2000, Assistant Majority Whip, 1995-1998; served as Chairman of the following Utah Senate Committees: Tax and Revenue, Senate Judiciary Standing, Joint Executive Appropriations, and Senate Rules; currently serves as Co-Chair, Joint Executive Appropriations.	3	None

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

John C. Lucking Phoenix, AZ (05/20/43)	Trustee since 2004 Experienced economist in the region	President, Econ-Linc, an economic consulting firm, since 1995; formerly Consulting Economist, Bank One Arizona and Chief Economist, Valley National Bank; member, Arizona’s Joint Legislative Budget Committee Economic Advisory Panel and the Western Blue Chip Economic Forecast Panel; Board member, Northern Arizona University Foundation since 1997; member, various historical, civic and economic associations.	3	Formerly Director, Sanu Resources

Anne J. Mills Castle Rock, CO (12/23/38)	Trustee since 1994 Extensive financial and management experience; knowledgeable about operation and governance of mutual funds	President, Loring Consulting Company since 2001; Vice President for Business Management and CFO, Ottawa University, 1992-2001, 2006-2008; IBM Corporation, 1965-1991; currently active with various charitable, educational and religious organizations.	5	None

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Other Individuals

Chairman Emeritus(7)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2005, Chairman of the Board of Trustees, 1992-2005
Founder and Chairman of the Board, Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser to each since 2004; Founder and Chairman Emeritus of each fund in the Aquila Group of Funds; previously Chairman and a Trustee of each fund in the Aquila Group of Funds since its establishment until 2004 or 2005; Director of the Distributor since 1981 and formerly Vice President or Secretary, 1981-1998; Director or trustee, Premier VIT, 1994-2009; Director or trustee of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap Fund, 1987-2009, and Oppenheimer Rochester Group of Funds, 1995-2009; Trustee Emeritus, Brown University and the Hopkins School; active in university, school and charitable organizations.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Officers

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003
Executive Vice President of all funds in the Aquila Group of Funds and the Manager and the Manager’s parent since 2003; Executive Vice President and Chief Operating Officer of the Manager and the Manager’s parent since 2008; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Manager’s parent since 1987; Senior Vice President, Vice President or Assistant Vice President of the Aquila Money-Market Funds, 1988-2003.
			N/A	N/A

Marie E. Aro Denver, CO (02/10/55)	Senior Vice President since 2010
Senior Vice President, Aquila Rocky Mountain Equity Fund since 2004; Senior Vice President, Tax-Free Trust of Arizona since 2010 and Vice President, 2004-2010; Senior Vice President, Aquila Three Peaks High Income Fund since 2006; Senior Vice President, Tax-Free Fund For Utah and Tax-Free Fund of Colorado since 2010; Vice President, INVESCO Funds Group, 1998-2003; Vice President of the Distributor, 1993-1997.
			N/A	N/A

Paul G. O’Brien Charlotte, NC (11/28/59)	Senior Vice President since 2010
Senior Vice President of Aquila Rocky Mountain Equity Fund, Aquila Three Peaks High Income Fund, Tax-Free Trust of Arizona, Tax-Free Fund of Colorado and Tax-Free Fund For Utah since 2010; Managing Director, Aquila Distributors, Inc. since 2009; Held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997 - 2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994 - 1997.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Todd W. Curtis Phoenix, AZ (06/08/49)	Vice President since 2009
Senior Vice President and Portfolio Manager, Tax-Free Trust of Arizona, since August 2004; Vice President and Portfolio Manager, Churchill Tax-Free Fund of Kentucky, since 2009, backup portfolio manager, 2004-2009; Vice President and Portfolio Manager, Tax-Free Fund For Utah, since 2009; Vice President and Portfolio Manager, Banc One Investment Advisors, Inc. and its predecessors, 1981-2004.
			N/A	N/A

James Thompson Bountiful, Utah (03/17/55)	Vice President since 2009
Vice President and Co-Portfolio Manager, Tax-Free Fund For Utah, since 2009; Assistant Vice President and Backup Portfolio Manager, Tax-Free Trust of Arizona and Churchill Tax-Free Fund of Kentucky, since 2009; Senior Vice President, First Security Bank/Wells Fargo Brokerage Services LLC, Salt Lake City, UT, 1991-2009.
			N/A	N/A

M. Kayleen Willis Salt Lake City, UT (06/11/63)	Vice President since 2003	Vice President, Tax-Free Fund For Utah since September 2003, Assistant Vice President, 2002-2003; Vice President, Aquila Rocky Mountain Equity Fund, since 2004.	N/A	N/A

Robert S. Driessen New York, NY (10/12/47)	Chief Compliance Officer since 2009
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Manager and the Distributor since December 2009; Vice President, Chief Compliance Officer, Curian Capital, LLC, 2004-2008; Vice President, Chief Compliance Officer, Phoenix Investment Partners, Ltd., 1999-2004; Vice President, Risk Liaison, Corporate Compliance, Bank of America, 1996-1999; Vice President, Securities Compliance, Prudential Insurance Company of America, 1993-1996; various positions to Branch Chief, U.S. Securities and Exchange Commission, 1972-1993.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.	N/A	N/A

Edward M. W. Hines New York, NY (12/16/39)	Secretary since 1992
Of Counsel to Butzel Long, a professional corporation, counsel to the Fund, since 2010 and previously Shareholder since 2007; Partner of Hollyer Brady Barrett & Hines LLP, its predecessor as counsel, 1989-2007; Secretary of each fund in the Aquila Group of Funds.
			N/A	N/A

John M. Herndon New York, NY (12/17/39)	Assistant Secretary since 1995
Assistant Secretary of each fund in the Aquila Group of Funds since 1995 and Vice President of the three Aquila Money-Market Funds since 1990; Vice President of the Manager or its predecessor and current parent since 1990.
			N/A	N/A

Yolonda S. Reynolds New York, NY (04/23/60)	Assistant Treasurer since 2010	Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIIA-CREF, 2007; Sr. Fund Accountant, JP Morgan Chase, 2003-2006.	N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.
			N/A	N/A

(1) The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund For Utah, 380 Madison Avenue, Suite 2300, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) These are the qualifications, attributes or skills on which it was concluded that service as Trustee is appropriate.
(5) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.
(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the “Aquila Money-Market Funds”; Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the “Aquila Municipal Bond Funds”; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the “Aquila Group of Funds.”
(7) The Chairman Emeritus may attend Board meetings but has no voting power.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2010

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.30%	$1,000.00	$1,033.00	$4.08
Class C	2.79%	$1,000.00	$1,027.90	$8.08
Class Y	3.40%	$1,000.00	$1,034.00	$3.08

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.81%, 1.61% and 0.61% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.78	$4.06
Class C	5.00%	$1,000.00	$1,016.82	$8.04
Class Y	5.00%	$1,000.00	$1,021.77	$3.06

(1)
Expenses are equal to the annualized expense ratio of 0.81%, 1.61% and 0.61% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the fiscal year ended June 30, 2010, $13,804,462 of dividends paid by Tax-Free Fund For Utah, constituting 96.24% of total dividends paid during the fiscal year ended June 30, 2010, were exempt-interest dividends, and the balance was ordinary dividend income.

     Prior to February 15, 2010, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2009 calendar year.

     Prior to February 15, 2011, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2010 calendar year.

PRIVACY NOTICE (unaudited)

Tax-Free Fund For Utah

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Gary C. Cornia, Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking
Anne J. Mills

Officers
Diana P. Herrmann, President
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President
and Co-Portfolio Manager
James T. Thompson, Vice President
and Co-Portfolio Manager
M. Kayleen Willis, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of June 30, 2010 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of  Ethics that applies to the Trust's principal executive officer(s)  and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee.  The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities.  The Board believes that its current membership satisfies those criteria.  It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility.  The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $15,400 in 2010 and $14,700 in 2009.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,200 and $3,200 in 2009 and 2010, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Diana P. Herrmann
President and Trustee September 7, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee September 7, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 7, 2010

TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.